Operating Segments	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Segments Information
Note 22 - Operating Segments

The Company presented the results of its reportable segments starting the current reporting period, in view of the Company's recent entry into additional operations such as the Bio Gas in the Netherlands resulting in separate segment reporting reviewed and analyzed by the CODM.  Comparison figures were presented accordingly.

The Company’s reportable segments, which form the Company’s strategic business units, are described below:

—
Photovoltaic power plants (PV Plants) – Operation of installations that convert the energy in sunlight into electrical energy. Approximately 22.6MWp aggregate installed capacity of photovoltaic power plants in Italy, approximately 7.9MWp aggregate installed capacity of photovoltaic power plants in Spain and a photovoltaic power plant of approximately 9 MWp installed capacity in Israel. Also, Talasol Solar S.L.U which is promoting the construction of a photovoltaic plant with a peak capacity of 300 MW in the municipality of Talaván, Cáceres, Spain.

—
Dorad Energy Ltd. (Dorad) – 9.375% indirect interest in Dorad, which owns and operates a combined cycle power plant based on natural gas, with production capacity of approximately 850 MW, located south of Ashkelon, Israel.

—
Anaerobic digestion plants (Bio Gas) – 51% of Groen Gas Goor B.V. and of Groen Gas Oude-Tonge B.V., project companies developing and operating anaerobic digestion plants with a green gas production capacity of approximately 375 Nm3/h, in Goor, the Netherlands and 475 Nm3/h, in Oude Tonge, the Netherlands, respectively.

—	Pumped storage hydro power plant (Manara) – 75% of a project to construct a 156 MW pumped storage hydro power plant in the Manara Cliff, Israel.

Factors that management used to identify the Company’s reportable segments

The Company’s strategic business units offer different products and the allocation of resources and evaluation of performance is managed separately because they require different technology.

For each of the strategic business units, the Company’s chief operating decision maker (CODM) reviews internal management reports on at least a quarterly basis. The following summary describes the operations in each of the Company’s operating segments.

The Company presented the photovoltaic power plants per geographical areas, as the information collected and analyzed by the CODM in connection with the PV Plants is presented based on the physical location of the PV Plant. The CODM reviews the Israeli Shekel denominated information on Dorad and the PV Plant located in Israel and the information presented in the tables below is translated into euro. The CODM reviews the company’s share in the results of Dorad. In the reports analyzed by the CODM, the PV Plant located in Israel is presented under the fixed asset model and not under the financial asset model as per IFRIC 12.

Performance is measured based on segment gross profit as included in reports that are regularly reviewed by the chief operating decision maker. Segment gross profit is used to measure performance as management believes that such information is the most relevant in evaluating the results of certain segments relative to other entities that operate within these industries.

Segment assets consist of current assets and fixed assets, as included in reports provided regularly to the chief operating decision maker.

	PV							Total
								reportable		Total
	Italy	Spain	Israel	Talasol	Bio Gas	Dorad	Manara	segments	Reconciliations	consolidated
	For the year ended December 31, 2018
	€ in thousands

Revenues	9,560	3,033	4,011	-	4,483	58,063	-	79,150	(61,033)	18,117
Operating expenses	(1,579)	(574)	(507)	-	(3,682)	(44,600)	-	(50,942)	44,600	(6,342)
Depreciation expenses	(3,569)	(828)	(2,042)	-	(1,081)	(4,811)	-	(12,331)	6,515	(5,816)
Gross profit (loss)	4,412	1,631	1,462	-	(280)	8,652	-	15,877	(9,918)	5,959
Project development costs									(2,878)	(2,878)
General and
administrative expenses									(3,600)	(3,600)
Share of profits (loss) of
equity accounted investee									2,545	2,545
Other income, net									884	884
Operating profit										2,910
Financing income									2,936	2,936
Financing income
(expenses) in connection
with derivatives, net									494	494
Financing expenses, net									(5,521)	(5,521)
Profit before taxes on
Income										819
Segment assets as at
December 31, 2018	54,539	16,799	34,258	15,169	18,879	105,246	2,318	247,208	(36,048)	211,160

	PV						Total
							Reportable		Total
	Italy	Spain	Israel	Dorad	Bio Gas	Manara	Segments	Reconciliations	consolidated
	For the year ended December 31, 2017
	€ in thousands
Revenues	10,143	3,007	1,378	58,234	303	-	73,065	(59,429)	13,636
Operating expenses	(1,660)	(677)	(117)	(45,027)	(95)	-	(47,576)	45,027	(2,549)
Depreciation expenses	(3,567)	(828)	(447)	(4,817)	(111)	-	(9,770)	5,252	(4,518)
Gross profit	4,916	1,502	814	8,390	97	-	15,719	(9,150)	6,569
Project development costs								(2,739)	(2,739)
General and administrative expenses
								(2,420)	(2,420)
Share of profits (loss) of equity accounted investee
								1,531	1,531
Other income, net								18	18
Operating Profit									2,959
Financing income								1,333	1,333
Financing income (expenses) in connection with derivatives, net

								(3,156)	(3,156)
Financing expenses, net								(7,405)	(7,405)
Loss before taxes on Income
									(6,269)
Segment assets as at December 31, 2017
	59,441	16,779	37,903	114,282	16,882	2,386	247,673	(49,586)	198,087
	PV						Total
							reportable		Total
	Italy	Spain	Israel	Dorad	Bio Gas	Manara	segments	Reconciliations	consolidated
	For the year ended December 31, 2016
	€ in thousands

Revenues	8,919	2,713	-	50,730	-	-	62,362	(50,730)	11,632
Operating expenses	(1,518)	(564)	-	(39,628)	-	-	(41,710)	39,628	(2,082)
Depreciation expenses	(3,566)	(828)	-	(4,612)	-	-	(9,006)	4,595	(4,411)
Gross profit	3,835	1,321	-	6,490	-	-	11,646	(6,507)	5,139
Project development costs								(2,201)	(2,201)
General and administrative expenses
								(2,032)	(2,032)
Share of pro loss of equity accounted investee
								1,375	1,375
Other income, net								90	90
Operating Profit									2,371
Financing income								263	263
Financing income (expenses) in connection with derivatives, net

								636	636
Financing expenses, net								(3,333)	(3,333)
Loss before taxes on Income
									(63)
Segment assets as at December 31, 2016
	62,099	17,321	-	117,047	8,360	380	205,207	(56,743)	148,464

Geographical information
The Company is domiciled in Israel and it operates in Israel, Italy and in Spain through its subsidiaries that own seventeen PV Plants, in the Netherlands through its subsidiaries that own anaerobic digestion plants and also in Israel through Dori Energy.

The following table lists the revenues from the Company's operations in Israel, the Netherlands, Italy and Spain:

	For the year ended December 31
	2018	2017	2016
	€ in thousands
Israel	1,041	183	-
The Netherlands	4,483	303	-
Italy	9,560	10,143	8,919
Spain	3,033	3,007	2,713
Total revenues	18,117	13,636	11,632

The following table lists the fixed assets, net from the Company's operation:

	For the year ended December 31
	2018	2017
	€ in thousands
Israel	17	22
The Netherlands	17,464	15,046
Italy	44,986	48,555
Spain	24,753	15,214
Total fixed assets, net	87,220	78,837